Unbilled Revenue and Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Contract With Customer Asset And Liability [Abstract]
Summary of Changes in Unbilled Revenue and Deferred Revenue Balances

Significant changes in unbilled revenue and deferred revenue balances during the twelve months ended December 31, 2018 are as follows:

As at	December 31, 2018	December 31, 2017	$ Change	% Change
Unbilled revenue	$3,990	$3,045	$945	31%
Deferred revenue - current	(4,670)	(6,733)	2,063	-31%
Deferred revenue - non-current	(1,435)	(884)	(551)	62%
Net contract assets (liabilities)	$(2,115)	$(4,572)	$2,457	-54%